Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	(Accumulated Deficit)/ Retained Earning [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2014	$ 440,391	$ 40	$ 613,678	$ (64,494)	$ (107,806)	$ (1,027)
Balance, Shares at Dec. 31, 2014		377,756,110
Net Income	13,697				13,697
Share-based compensation	17,382		17,382
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	$ 415	$ 1	414
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	5,995,293	5,995,293
Foreign currency translation adjustment	$ (3,499)					(3,499)
Balance at Dec. 31, 2015	468,386	$ 41	631,474	(64,494)	(94,109)	(4,526)
Balance, Shares at Dec. 31, 2015		383,751,403
Net Income	145,250				145,250
Share-based compensation	31,706		31,706
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	$ 319	$ 1	318
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	5,197,032	5,197,032
Foreign currency translation adjustment	$ (11,642)					(11,642)
Balance at Dec. 31, 2016	634,019	$ 42	663,498	(64,494)	51,141	(16,168)
Balance, Shares at Dec. 31, 2016		388,948,435
Net Income	318,024				318,566		$ (542)
Share-based compensation	49,657		49,657
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	$ 567	$ 1	566
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	9,476,874	9,476,874
Addition in noncontrolling interest of a subsidiary	$ 3,343						3,343
Foreign currency translation adjustment	32,170					32,122	48
Balance at Dec. 31, 2017	$ 1,037,780	$ 43	$ 713,721	$ (64,494)	$ 369,707	$ 15,954	$ 2,849
Balance, Shares at Dec. 31, 2017		398,425,309